Leases - Recognition of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Summary of significant accounting policies [Abstract]
Lease liabilities, Beginning balance	$ 22,347	$ 13,243
Additions / changes in estimates	5,288	561
Acquisitions (Note 36.1)		17,851
Exchange difference	(365)	466
Foreign currency translation	(461)	(1,641)
Unwinding of discount	1,453	1,247
Lease payments	(7,518)	(9,380)	$ (4,855)
Lease liabilities, Ending balance	$ 20,744	$ 22,347	$ 13,243